Average Annual Total Returns - Hartford Small Company HLS Fund	IA 1 Year	IA 5 Years	IA 10 Years	IB 1 Year	IB 5 Years	IB 10 Years	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	55.52%	21.35%	15.35%	55.03%	21.04%	15.06%	34.63%	16.36%	13.48%